Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on March 6, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 6

(Check appropriate box or boxes.)

Compass EMP Funds Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP 41 South High Street, 17th Floor Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1 to its Registration Statement with respect to the Compass EMP Alternative Strategies Fund, Compass EMP Multi-Asset Balanced Fund and Compass EMP Multi-Asset Growth Fund until March 21, 2013.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, filed on December 21, 2012, with respect to the Compass EMP Alternative Strategies Fund, Compass EMP Multi-Asset Balanced Fund and Compass EMP Multi-Asset Growth Fund are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Columbus, State of Columbus on the 6th day of March 2013.

Compass EMP Funds Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.  In addition, pursuant to Rule 438 under the Securities Act, each of Messrs. Gering, Benson and Mims consents to being named in the Registration Statement as a future director of each Subsidiary described therein.

Name	Title	Date
/s/ Stephen M. Hammers Stephen M. Hammers*	President (Principal Executive Officer)	March 6, 2013
/s/ Robert W. Walker Robert W. Walker*	Treasurer (Principal Financial Officer	March 6, 2013
/s/ Donald T. Benson* Donald T. Benson	Trustee	March 6, 2013
/s/ John M. Gering* John M. Gering	Trustee	March 6, 2013
/s/ Ottis E. Mims* Ottis E. Mims	Trustee	March 6, 2013
/s/ David Moore* David Moore	Trustee	March 6, 2013

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

March 6, 2013